Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$468,710.83

Principal:
Principal Collections	$7,090,854.61
Prepayments in Full	$2,599,566.56
Liquidation Proceeds	$60,018.46
Recoveries	$35,644.95
Sub Total	$9,786,084.58
Collections	$10,254,795.41

Purchase Amounts:
Purchase Amounts Related to Principal	$265,284.71
Purchase Amounts Related to Interest	$1,056.15
Sub Total	$266,340.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,521,136.27

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$10,521,136.27
Servicing Fee	$99,611.92	$99,611.92	$0.00	$0.00	$10,421,524.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,421,524.35
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,421,524.35
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,421,524.35
Interest - Class A-4 Notes	$45,905.77	$45,905.77	$0.00	$0.00	$10,375,618.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,375,618.58
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$10,309,295.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,309,295.91
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$10,260,629.41
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,260,629.41
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$10,201,003.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,201,003.66
Regular Principal Payment	$9,226,729.54	$9,226,729.54	$0.00	$0.00	$974,274.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$974,274.12
Residuel Released to Depositor	$0.00	$974,274.12	$0.00	$0.00	$0.00
Total		$10,521,136.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,226,729.54
Total					$9,226,729.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,226,729.54	$48.06	$45,905.77	$0.24	$9,272,635.31	$48.30
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$9,226,729.54	$8.11	$220,520.69	$0.19	$9,447,250.23	$8.31

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$33,386,011.88	0.1738945	$24,159,282.34	0.1258361
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$111,406,011.88	0.0979729	$102,179,282.34	0.0898587

Pool Information
Weighted Average APR	4.626%	4.656%
Weighted Average Remaining Term	19.91	19.20
Number of Receivables Outstanding	15,672	14,985
Pool Balance	$119,534,306.94	$109,479,865.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$111,406,011.88	$102,179,282.34
Pool Factor	0.0980535	0.0898059

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$7,300,583.42
Targeted Overcollateralization Amount	$7,300,583.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,300,583.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	46

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		71	$38,716.84
(Recoveries)		114	$35,644.95
Net Losses for Current Collection Period			$3,071.89
Cumulative Net Losses Last Collection Period			$8,265,010.82
Cumulative Net Losses for all Collection Periods			$8,268,082.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.03%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.33%	360	$3,644,366.45
61-90 Days Delinquent	0.33%	30	$366,149.39
91-120 Days Delinquent	0.08%	7	$82,969.67
Over 120 Days Delinquent	1.09%	87	$1,198,661.52
Total Delinquent Receivables	4.83%	484	$5,292,147.03

Repossession Inventory:
Repossessed in the Current Collection Period		6	$72,075.88
Total Repossessed Inventory		8	$98,557.57

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.1631)%
Preceding Collection Period			0.8568%
Current Collection Period			0.0322%
Three Month Average			0.2420%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8269%
Preceding Collection Period			0.7848%
Current Collection Period			0.8275%
Three Month Average			0.8131%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer